Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies
Summary of derivative financial instruments that are not designated as hedges for accounting purposes and the accounting treatment in the consolidated statements of operations of the changes in fair value and cash settlements of such derivative financial instrument

Derivative financial instrument	Classification of changes in fair value	Classification of cash settlements
Foreign currency forward contracts	Foreign exchange (gain) loss	Foreign exchange loss (gain)
Natural gas swaps	Change in fair value of derivative instruments	Fuel expense
Interest rate swaps	Change in fair value of derivative instruments	Interest expense